Dalton, Greiner, Hartman, Maher & Co., LLC

Prospectus

DGHM Funds

DGHM ALL-CAP VALUE FUND
Investor Class Ticker: DGHMX
Institutional Class Ticker: DGAIX
Class C Ticker: DGACX

DGHM V2000 SMALLCAP VALUE FUND
Investor Class Ticker: DGSMX
Institutional Class Ticker: DGIVX
Class C Ticker: DGSVX

DGHM MicroCap VALUE FUND
Investor Class Ticker: DGMMX
Institutional Class Ticker: DGMIX

JUNE 30, 2016
(as supplemented February 8, 2017)

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Summary – DGHM ALL-CAP VALUE FUND	1

Summary – DGHM V2000 SMALLCAP VALUE FUND	9

Summary – DGHM MicroCap VALUE FUND	17

General Summary Information	25

Additional Information About The Funds’ Principal Investment Strategies	26

Additional Information About The Funds’ Principal Risks	31

General Information	35

Investing In the Funds	41

Other Important Investment Information	54

How to Get More Information	Back Cover

Summary: DGHM All-Cap Value Fund

Investment Objective

The investment objective of the DGHM All-Cap Value Fund (the “All-Cap Value Fund”) is long-term capital appreciation.

Fees and Expenses of the All-Cap Value Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the All-Cap Value Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares	Class C Shares

Maximum Sales Charge (Load) Imposed On Purchases	None	None	None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)	None	None	1.00%
(as a percentage of amount purchased or redeemed, whichever is lower)

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%	1.00%
Other Expenses	0.66%	0.63%	0.72%
Shareholder Services Plan	0.15%	0.02%	0.01%

Total Annual Fund Operating Expenses(1)	1.71%	1.30%	2. 38%
Fee Waivers and/or Expense Reimbursements(1)	(0.21%)	(0.20%)	(0.28%)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements(1)	1.50%	1.10%	2.10%

(1) The Advisor has agreed to waive or reduce its fees and to assume other expenses of the All-Cap Value Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the All-Cap Value Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable) to not more than 1.10% of the average daily net assets of the All-Cap Value Fund through June 30, 2017. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to fees waived and/or reimbursed within the previous three fiscal years. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the All-Cap Value Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the All-Cap Value Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

The following example is intended to help you compare the cost of investing in the All-Cap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the All-Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the All-Cap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 years	10 Years
Investor Class Shares	$153	$518	$909	$2,002
Institutional Class Shares	$112	$392	$694	$1,550
Class C Shares	$313(1)	$716	$1,245	$2,695

(1) If you did not redeem your shares your cost would be $213 for the one year period.

Portfolio Turnover

The All-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when All-Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the All-Cap Value Fund’s performance. During the most recent fiscal year ended February 29, 2016, the All-Cap Value Fund’s portfolio turnover rate was 49.92% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the All-Cap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies of any market capitalization and may be unseasoned or established companies. Under normal circumstances, at least 80% of the value of its net assets is invested in publicly traded equity securities, including common stocks, preferred stocks and convertible securities of various issuers. The Fund may also invest in exchange traded funds (“ETFs”). The Fund does not have a minimum allocation to any particular capitalization range.

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. In identifying securities to be held by the All-Cap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor. The Advisor focuses on the cash flows historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the Fund may purchase. The Advisor may weigh other factors against a company’s valuation in deciding which companies may appear attractive for investment. These factors may include the following:

o	quality of the business franchise,
o	competitive advantage,
o	economic or market conditions,
o	deployment of capital, and
o	reputation, experience, and competence of the company’s management.

Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the All-Cap Value Fund to hold the security in its portfolio of investments. In pursuit of its investment objective, the All-Cap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market, such as healthcare, technology, natural resources, etc. In implementing the investment strategy of the All-Cap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

Principal Risks

An investment in the All-Cap Value Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the All-Cap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the All-Cap Value Fund to achieve its investment objective. Generally, the All-Cap Value Fund will be subject to the following additional risks:

•	Market Risk: Market risk refers to the risk that the value of securities in the All-Cap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

•
Equity Securities: Since the All-Cap Value Fund invests in equity securities, it is subject to the risk that stock prices will fall over short of extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

•
Convertible Securities: Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

•	Small-Cap and Mid-Cap Securities: Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.

•
Large-Cap Securities: Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the All-Cap Value Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

•
Management Style Risk: Because the All-Cap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the All-Cap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

•
Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the All-Cap Value Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

•
ETF Risk: An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. There is also the risk that the Fund may suffer losses due to the investment practices of the ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the All-Cap Value Fund’s expenses.

•
Issuer Risk: The value of any of the All-Cap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

•
Portfolio Turnover Risk: The All-Cap Value Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve brokerage commissions and other transaction costs, there could be additional expenses for the All-Cap Value Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains.

Fund’s Past Performance

The bar chart and performance table below illustrate the variability of the All-Cap Value Fund’s returns. The All-Cap Value Fund’s past performance (before and after taxes) does not necessarily indicate how the All-Cap Value Fund will perform in the future. The information provides some indication of the risks of investing in the All-Cap Value Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1 year, 5 years, and since inception periods compare with those of a broad measure of market performance.

Updated information on the All-Cap Value Fund’s results can be obtained by visiting www.dghm.com or by calling toll-free at 1-800-653-2839.

The Fund was reorganized on October 23, 2013 from a series of DGHM Investment Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the Fund is a continuation of the Predecessor Fund and would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The following bar chart shows the Fund’s annual returns for the Investor Class shares of the Fund as of December 31, 2016. The performance of the Fund’s Institutional Class shares and Class C shares would differ from the Investor Class returns shown in the bar chart because the expenses of the Classes differ.

During the periods shown in the bar chart, the Investor Class Shares’ highest return for a calendar quarter was 17.36% (quarter ending 06/30/09) and the Investor Class Shares’ lowest return for a calendar quarter was (19.52%) (quarter ending 12/31/08). The year-to-date return for the Investor Class Shares as of March 31, 2016 was 2.77%.

The following table shows how average annual total returns of the Fund’s Investor Class shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Investor Class Shares.

Average Annual Total Return as of December 31, 2016

	1 Year	5 Years	Life of Fund*

Fund Return Before Taxes
(Investor Class)	20.03%	12.04%	6.71%

Return After Taxes on Distribution(1)
(Investor Class)	17.66%	8.09%	4.67%

Return After Taxes on Distribution and
Sale of Fund Shares(1)
(Investor Class)	12.49%	8.91%	5.03%

Return Before Taxes
(Institutional Class)	20.66%	12.45%	11.57%

Return Before Taxes
(Class C)	19.28%	11.28%	5.97%

Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	18.40%	14.81%	5.14%

* The Fund commenced operations on June 20, 2007 for Investor Class and Class C shares and July 19, 2010 for Institutional Class Shares. The Fund has the same investment objective, strategies and policies as the Predecessor Fund.

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Advisor

Dalton, Greiner, Hartman, Maher & Co., LLC is the investment advisor to the All-Cap Value Fund.

Portfolio Managers

The Advisor’s management team that is primarily responsible for the day-to-day management of the All-Cap Value Fund is comprised of the following individuals:

•	Bruce H. Geller, Portfolio Manager since the All-Cap Value Fund’s inception.
•	Peter A. Gulli, Portfolio Manager since July 2010.
•	Jeffrey C. Baker, Portfolio Manager since the All-Cap Value Fund’s inception.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information” and “Financial Intermediary Compensation” on page 25 of the prospectus.

Summary: DGHM V2000 SmallCap Value Fund

Investment Objective

The investment objective of the DGHM V2000 SmallCap Value Fund (the “V2000 SmallCap Value Fund”) is long-term capital appreciation.

Fees and Expenses of the V2000 SmallCap Value Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the V2000 SmallCap Value Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class Shares	Investor Class Shares	Class C Shares

Maximum Sales Charge (Load) Imposed On Purchases	None	None	None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)	None	None	1.00%
(as a percentage of amount purchased or redeemed, whichever is lower)

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%	1.00%
Other Expenses	0.87%	0.96%	0.96%
Shareholder Services Plan	0.03%	0.17%	-

Total Annual Fund Operating Expenses(1)	1.70%	2.18%	2.76%
Fee Waivers and/or Expense Reimbursements(1)	(0.72%)	(0.78%)	(0.78%)

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(1)	0.98%	1.40%	1.98%

(1) The Advisor has agreed to waive or reduce its fees and to assume other expenses of the V2000 SmallCap Value Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the V2000 SmallCap Value Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable) to not more than 0.98% of the average daily net assets of the V2000 SmallCap Value Fund through June 30, 2017. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to fees waived and/or reimbursed within the previous three fiscal years. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.

Example

The following example is intended to help you compare the cost of investing in the V2000 SmallCap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the V2000 SmallCap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the V2000 SmallCap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$100	$465	$855	$1,949
Investor Class Shares	$143	$607	$1,098	$2,452
Class C Shares	$301(1)	$782	$1,390	$3,033

(1) If you did not redeem your shares your cost would be $201 for the one year period.

Portfolio Turnover

The V2000 SmallCap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the V2000 SmallCap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the V2000 SmallCap Value Fund’s performance. During the most recent fiscal year ended February 29, 2016, the V2000 SmallCap Value Fund’s portfolio turnover rate was 38.37% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the V2000 SmallCap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies that the Advisor believes are undervalued. The companies will be characterized as small capitalization and may be unseasoned or established companies. As a matter of investment policy, the V2000 SmallCap Value Fund will invest so that, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, are invested in publicly traded equity securities, including common stocks, preferred stocks and convertible securities of various small capitalization issuers. The V2000 SmallCap Value Fund considers a company to be a small capitalization company if its market capitalization is within a range of the Russell 2000® Index as of the date of rebalancing. As of May 29, 2016, the capitalization range of companies represented in the Russell 2000® Index was $177 million to $44.3 billion.

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. In identifying securities to be held by the V2000 SmallCap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor. The Advisor focuses on the cash flows historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the V2000 SmallCap Value Fund may purchase. The Advisor may weigh other factors against a company’s valuation in deciding which companies may appear attractive for investment. These factors may include the following:

o	quality of the business franchise,
o	competitive advantage,
o	economic or market conditions,
o	deployment of capital, and
o	reputation, experience, and competence of the company’s management.

Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the V2000 SmallCap Value Fund to hold the security in its portfolio of investments. In pursuit of its investment objective, the V2000 SmallCap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market, such as healthcare, technology, natural resources, etc. In implementing the investment strategy of the V2000 SmallCap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

The V2000 SmallCap Value Fund may also invest in exchange-traded funds (“ETFs”).

Principal Risks

An investment in the V2000 SmallCap Value Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the V2000 SmallCap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the V2000 SmallCap Value Fund to achieve its investment objective. Generally, the V2000 SmallCap Value Fund will be subject to the following additional risks:

•	Market Risk: Market risk refers to the risk that the value of securities in the V2000 SmallCap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

•
Equity Securities. Since the V2000 SmallCap Value Fund invests in equity securities, it is subject to the risk that stock prices will fall over short of extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

•
Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

•	Small-Cap Securities: Investing in the securities of small-cap companies generally involves substantially greater risk than investing in larger, more established companies.

•
Management Style Risk: Because the V2000 SmallCap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the V2000 SmallCap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

•
Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the V2000 SmallCap Value Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

•
Issuer Risk: The value of any of the V2000 SmallCap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

•
ETF Risk: An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. There is also the risk that the Fund may suffer losses due to the investment practices of the ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the V2000 SmallCap Value Fund’s expenses.

•
Portfolio Turnover Risk: The V2000 SmallCap Value Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve brokerage commissions and other transaction costs, there could be additional expenses for the V2000 SmallCap Value Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains.

Fund’s Past Performance

The bar chart and performance table below illustrate the variability of the V2000 SmallCap Value Fund’s returns. The V2000 SmallCap Value Fund’s past performance (before and after taxes) does not necessarily indicate how the V2000 SmallCap Value Fund will perform in the future. The information provides some indication of the risks of investing in the V2000 SmallCap Value Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1 year and since inception periods compare with those of a broad measure of market performance. Updated information on the V2000 SmallCap Value Fund’s results can be obtained by visiting www.dghm.com or by calling toll-free at 1-800-653-2839.

The Fund was reorganized on October 23, 2013 from a series of DGHM Investment Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the Fund is a continuation of the Predecessor Fund and would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The following bar chart shows the Fund’s annual returns for the Institutional Class shares of the Fund as of December 31, 2016. The performance of the Fund’s

Investor Class shares and Class C shares would differ from the Institutional Class returns shown in the bar chart because the expenses of the Classes differ.

During the periods shown in the bar chart, the Institutional Class Shares’ highest return for a calendar quarter was 12.66% (quarter ending 12/31/11) and the Institutional Class Shares’ lowest return for a calendar quarter was (19.86%) (quarter ending 09/30/11). The year-to-date return for the Institutional Class Shares as of March 31, 2016 was 2.12%.

The following table shows how average annual total returns of the Fund’s Institutional Class shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Return as of December 31, 2016

	1 Year	5 Years	Life of Fund*

Fund Return Before Taxes
(Institutional Class)	23.76%	13.50%	13.23%

Return After Taxes on Distribution(1)
(Institutional Class)	23.46%	13.46%	10.54%

Return After Taxes on Distribution and
Sale of Fund Shares(1)
(Institutional Class)	13.44%	11.96%	9.29%

Return Before Taxes
(Investor Class)	23.21%	13.14%	12.76%

Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	31.74%	15.07%	14.30%

* The Fund commenced operations on June 30, 2010 for Investor Class and Institutional Class Shares. The Fund has the same investment objective, strategies and policies as the Predecessor Fund. Class C Shares have not commenced operations. Class C Shares would differ from the Fund’s other classes of shares to the extent that they bear different expenses, such as distribution (12b-1) expenses.

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Advisor
Dalton, Greiner, Hartman, Maher & Co., LLC is the investment advisor to the V2000 SmallCap Value Fund.

Portfolio Managers
The Advisor’s management team that is primarily responsible for the day-to-day management of the V2000 SmallCap Value Fund is comprised of the following individuals:

•	Bruce H. Geller, Portfolio Manager since the V2000 SmallCap Value Fund’s inception.
•	Peter A. Gulli, Portfolio Manager since the V2000 SmallCap Value Fund’s inception.
•	Jeffrey C. Baker, Portfolio Manager since the V2000 SmallCap Value Fund’s inception.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information” and “Financial Intermediary Compensation” on page 25 of the prospectus.

Summary: DGHM MicroCap Value Fund

Investment Objective

The investment objective of the DGHM MicroCap Value Fund (the “MicroCap Value Fund”) is long-term capital appreciation.

Fees and Expenses of the MicroCap Value Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the MicroCap Value Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class Shares	Investor Class Shares

Maximum Sales Charge (Load) Imposed On Purchases	None	None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)	None	None
(as a percentage of amount purchased or redeemed, whichever is lower)

Redemption Fee (on shares redeemed within 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses(1)	0.35%	0.40%
Shareholder Services Plan(1)	0.05%	0.06%

Total Annual Fund Operating Expenses(2)	1.40%	1.71%
Fee Waivers and/or Expense Reimbursements(2)	(0.21%)	(0.21%)

Total Annual Fund Operating Expenses After
Fee Waivers and/or Expense Reimbursements(2)	1.19%	1.50%

(1) Estimated for the MicroCap Value Fund’s initial fiscal year.

(2) The Advisor has agreed to waive or reduce its fees and to assume other expenses of the MicroCap Value Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the MicroCap Value Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable) to not more than 1.19% of the average daily net assets of the MicroCap Value Fund through June 30, 2017. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to fees waived and/or reimbursed within the previous three fiscal years. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

The following example is intended to help you compare the cost of investing in the MicroCap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the MicroCap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the MicroCap Value Fund’s operating expenses remain the same. The effect of the Advisor’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Institutional Class Shares	$121	$422
Investor Class Shares	$153	$518

Portfolio Turnover

The MicroCap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the MicroCap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the MicroCap Value Fund’s performance.

Principal Investment Strategies

To achieve its investment objective, the MicroCap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies that the Advisor believes are undervalued. The companies will be characterized as micro-capitalization and may be unseasoned or established companies. As a matter of investment policy, the MicroCap Value Fund will invest so that, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, are invested in publicly traded equity securities, including common stocks, preferred stocks, and convertible securities of various micro-capitalization issuers. The MicroCap Value Fund considers a company to be a micro-capitalization company if its market capitalization is within a range of $50 million and $1 billion.

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. In identifying securities to be held by the MicroCap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor. The Advisor focuses on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the MicroCap Value Fund may purchase. The Advisor may weigh other factors against a company’s valuation in deciding which companies may appear attractive for investment. These factors may include the following:

o	quality of the business franchise,
o	competitive advantage,
o	economic or market conditions,
o	deployment of capital, and
o	reputation, experience, and competence of the company’s management.

Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the MicroCap Value Fund to hold the security in its portfolio of investments. In pursuit of its investment objective, the MicroCap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market. In implementing the investment strategy of the MicroCap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

The MicroCap Value Fund may also invest in exchange-traded funds (“ETFs”).

The MicroCap Value Fund may engage in frequent and active trading to achieve its investment objective.

Principal Risks

An investment in the MicroCap Value Fund is subject to investment risks, including loss of money invested in the Fund. There can be no assurance that the MicroCap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the MicroCap Value Fund to achieve its investment objective. Generally, the MicroCap Value Fund will be subject to the following additional risks:

•	Market Risk: Market risk refers to the risk that the value of securities in the MicroCap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

•
Equity Securities: Since the MicroCap Value Fund invests in equity securities, it is subject to the risk that stock prices will fall over short of extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

•
Convertible Securities: Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

•
Micro-Cap Securities: Investing in the securities of micro-cap companies generally involves substantially greater risk than investing in larger, more established companies. Micro-cap companies may have erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products. Such companies may also have less publicly available corporate information as compared to larger companies.

•
Management Style Risk: Because the MicroCap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the MicroCap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

•
Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the MicroCap Value Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

•
Issuer Risk: The value of any of the MicroCap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

•
ETF Risk: An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. There is also the risk that the Fund may suffer losses due to the investment practices of the ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the MicroCap Value Fund’s expenses.

•
Portfolio Turnover Risk: The MicroCap Value Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve brokerage commissions and other transaction costs, there could be additional expenses for the MicroCap Value Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains.

Fund’s Past Performance

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

DGHM Microcap, G.P., a privately offered fund managed by the Fund’s portfolio managers (the “Predecessor Fund”), was reorganized into the Fund and the Fund commenced operations on June 1, 2016 subsequent to the transfer of assets by the Predecessor Fund . The Predecessor Fund commenced operations on December 18, 1991. The Predecessor Fund had an investment objective, strategies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and it was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The Fund’s performance for periods prior to the commencement of operations on June 1, 2016 is that of the Predecessor Fund (net of actual fees and expenses charged to the Predecessor Fund). Because the Predecessor Fund was offered to its investors without the imposition of a management fee, the Fund’s performance for periods prior to June 1, 2016 has been adjusted to reflect the deduction of the highest management fee assessed by the Advisor to its separate account clients that pursue an investment strategy similar to that of the Fund. The performance of the Predecessor Fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods following the Fund’s commencement of operations on June 1, 2016, the performance will be that of each class of shares and will differ as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the MicroCap Value Fund’s results can be obtained by visiting www.dghm.com or by calling toll-free at 1-800-653-2839.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 16.10% (quarter ending 06/30/09) and the Fund’s lowest return for a calendar quarter was (25.55%) (quarter ending 12/31/08).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2016

	1 Year	5 Years	10 Years	Since Inception (12/18/1991)

Fund Return Before Taxes	27.36%	17.90%	7.04%	12.96%

Return After Taxes on Distribution	27.19%	17.87%	7.03%	12.95%

Return After Taxes on Distribution and Sale of Fund Shares(1)	15.48%	14.56%	4.16%	11.80%

Investor Class Shares Return before taxes(2)	26.89%	17.58%	6.76%	12.67%

Russell 2000® Value Index
(reflects no deduction for fees, expenses or taxes)	31.74%	15.07%	6.26%	11.79%

Russell Microcap® Value Index(3)
(reflects no deduction for fees, expenses or taxes)	30.59%	16.92%	5.26%	N/A

(1)After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2)The returns in the table above reflect the returns of the Predecessor Fund as adjusted to reflect the estimated internal operating expenses of the Fund’s Investor Class Shares. Investor Class shares would have substantially similar annual returns as the Predecessor Fund because the shares would have been invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.

(3)The Russell Microcap® Index measures the performance of the microcap segment, representing less than 3% of the U.S. equity market. The Russell Microcap Value Index includes the smallest 1,000 securities in the small-cap Russell 2000 Index plus the next 1,000 securities. The Russell Microcap Value Index measures companies from the Russell Microcap Index that exhibit lower price to book and price to earnings ratios and lower forecasted growth values.

Investment Advisor

Dalton, Greiner, Hartman, Maher & Co., LLC is the investment advisor to the MicroCap Value Fund.

Portfolio Managers

The Advisor’s management team that is primarily responsible for the day-to-day management of the MicroCap Value Fund is comprised of the following individuals:

•	Bruce H. Geller, Portfolio Manager since the MicroCap Value Fund’s inception in April 2016.
•	Donald L. Porter, Portfolio Manager since the MicroCap Value Fund’s inception in April 2016.
•	Jeffrey C. Baker, Portfolio Manager since the MicroCap Value Fund’s inception in April 2016.

General Summary Information

Purchase and Sale of Fund Shares

The minimum initial investment in each series portfolio of the Trust – the All-Cap Value Fund, the V2000 SmallCap Value Fund and the MicroCap Value Fund (each a “Fund” and collectively the “Funds”) – is $2,500 for the Investor Class Shares, $100,000 for the Institutional Class Shares and $1,000 for the Class C Shares, and $500 for subsequent investments, with the exception of continuous investment plans.

You may redeem shares of the Funds at any time by writing to or calling the Funds’ transfer agent. You may also redeem shares by contacting any broker-dealer authorized to take orders for the Funds.

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold Fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information about the Funds’ Principal Investment Strategies

Investment Objective

The investment objective of the All-Cap Value Fund, the V2000 SmallCap Value Fund and the MicroCap Value Fund is long-term capital appreciation. Each Fund’s investment objective may be changed without shareholder approval. Shareholders will be given 60 days advance notice of such change.

The All-Cap Value Fund, the V2000 SmallCap Value Fund and the MicroCap Value Fund may each be referred to generally throughout this document as a “Fund” or collectively, as the “Funds”.

DGHM All-Cap Value Fund

To achieve its investment objective, the All-Cap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies that the Advisor believes are undervalued. The companies may be of any market capitalization and may be unseasoned or established companies. The Fund does not have a minimum allocation to any particular capitalization range. As a matter of investment policy, the All-Cap Value Fund will invest so that, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, are invested in publicly traded equity securities, including common stocks, preferred stocks and convertible securities of various issuers. This 80% investment policy may be changed without shareholder approval upon 60-days’ prior notice to All-Cap Value Fund shareholders.

In identifying securities to be held by the All-Cap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor. In identifying securities to be held by the All-Cap Value Fund, the Advisor uses the following methods:

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. The Advisor focuses on the cash flows historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the All-Cap Value Fund may purchase. The Advisor may weigh other factors against a company’s valuation in deciding which companies may appear attractive for investment. These factors may include the following:

o	quality of the business franchise,
o	competitive advantage,
o	economic or market conditions,

o	deployment of capital, and
o	reputation, experience, and competence of the company’s management.

•
The Advisor believes that equity securities purchased at prices below their potential value not only protect capital, but offer significant price appreciation once the market recognizes the particular security’s potential value.

•
Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the All-Cap Value Fund to hold the security in its portfolio of investments.

•
In pursuit of its investment objective, the All-Cap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market, such as healthcare, technology, natural resources, etc.

In implementing the investment strategy of the All-Cap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data. The Advisor does not attempt to make macroeconomic calls (i.e., predict economic growth, interest rates, currency levels, commodity prices etc.). Additionally, the Advisor does not predict the direction of the stock market.

The All-Cap Value Fund may also purchase exchange-traded funds (ETFs) in accordance with applicable requirements of the Investment Company Act of 1940, as amended (“1940 Act”). An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index, such as the S&P 500. ETFs are traded on a securities exchange (e.g., the American Stock Exchange) based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustee fees, and marketing expenses. Therefore, if the All-Cap Value Fund were to become a shareholder in an ETF, the All-Cap Value Fund would be required to pay its proportionate share of the expenses of the ETF.

DGHM V2000 SmallCap Value Fund

To achieve its investment objective, the V2000 SmallCap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies that the Advisor believes are undervalued. The companies will be characterized as small capitalization and may be unseasoned or established companies. As a matter of investment policy, the V2000 SmallCap Value Fund will invest so that, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, are invested in publicly traded equity securities, including common stocks, preferred stocks and convertible securities of various small capitalization issuers. The Fund considers a company to be a small capitalization company if its market capitalization is within a range of the Russell 2000® Index as of the date of rebalancing. As of May 29, 2016, the capitalization range of companies represented in the Russell 2000® Index was $177 million to $4.3 billion. This 80% investment policy may be changed without shareholder approval upon 60-days’ prior notice to V2000 SmallCap Value Fund shareholders.

In identifying securities to be held by the V2000 SmallCap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor. More specifically, the Advisor utilizes the following methods:

•
The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. The Advisor focuses on the cash flows historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the V2000 SmallCap Value Fund may purchase. The Advisor may weigh other factors against a company’s valuation in deciding which companies may appear attractive for investment. These factors may include the following:

o	quality of the business franchise,
o	competitive advantage,
o	economic or market conditions,
o	deployment of capital, and
o	reputation, experience, and competence of the company’s management.

•
The Advisor believes that equity securities purchased at prices below their potential value not only protect capital, but offer significant price appreciation once the market recognizes the particular security’s potential value.

•
Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the V2000 SmallCap Value Fund to hold the security in its portfolio of investments.

•
In pursuit of its investment objective, the V2000 SmallCap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market, such as healthcare, technology, natural resources, etc.

In implementing the investment strategy of the V2000 SmallCap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data. The Advisor does not attempt to make macroeconomic calls (i.e., predict economic growth, interest rates, currency levels, commodity prices etc.). Additionally, the Advisor does not predict the direction of the stock market.

The V2000 SmallCap Value Fund may also purchase ETFs in accordance with applicable requirements of the 1940 Act. An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index, such as the S&P 500. ETFs are traded on a securities exchange (e.g., the American Stock Exchange) based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustee fees, and marketing expenses. Therefore, if the V2000 SmallCap Value Fund were to become a shareholder in an ETF, the V2000 SmallCap Value Fund would be required to pay its proportionate share of the expenses of the ETF.

DGHM MicroCap Value Fund

To achieve its investment objective, the MicroCap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies that the Advisor believes are undervalued. The companies will be characterized as micro capitalization and may be unseasoned or established companies. As a matter of investment policy, the MicroCap Value Fund will invest so that, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, are invested in publicly traded equity securities, including common stocks, preferred stocks, and convertible securities of various small capitalization issuers. The MicroCap Value Fund considers a company to be a micro capitalization company if its market capitalization is within the range of $50 million and $1 billion. This 80% investment policy may be changed without shareholder approval upon 60-days’ prior notice to MicroCap Value Fund shareholders.

In identifying securities to be held by the MicroCap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor. More specifically, the Advisor utilizes the following methods:

•
The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. The Advisor focuses on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the MicroCap Value Fund may purchase. The Advisor may weigh other factors against a company’s valuation in deciding which companies may appear attractive for investment. These factors may include the following:

o	quality of the business franchise,
o	competitive advantage,
o	economic or market conditions,
o	deployment of capital, and
o	reputation, experience, and competence of the company’s management.

•
The Advisor believes that equity securities purchased at prices below their potential value not only protect capital, but offer significant price appreciation once the market recognizes the particular security’s potential value.

•
Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the MicroCap Value Fund to hold the security in its portfolio of investments.

•	In pursuit of its investment objective, the MicroCap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market.

In implementing the investment strategy of the MicroCap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data. The Advisor does not attempt to make macroeconomic calls (i.e., predict economic growth, interest rates, currency levels, commodity prices etc.). Additionally, the Advisor does not predict the direction of the stock market.

The MicroCap Value Fund may also purchase ETFs in accordance with applicable requirements of the 1940 Act. An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index, such as the S&P 500. ETFs are traded on a securities exchange (e.g., the American Stock Exchange) based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustee fees, and marketing expenses. Therefore, if the MicroCap Value Fund were to become a shareholder in an ETF, the MicroCap Value Fund would be required to pay its proportionate share of the expenses of the ETF.

The MicroCap Value Fund may engage in frequent and active trading to achieve its investment objective.

Other Investments and Temporary Defensive Positions

While each of the Funds’ primary focus is investment in equity securities, each Fund has flexibility to invest in other types of securities when the Advisor believes they offer more attractive opportunities or as a temporary defensive measure in response to adverse market, economic, political, or other conditions, or to meet liquidity, redemption, and short-term investing needs. Each of the Funds may from time to time determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, bank certificates of deposit, bankers’ acceptances, commercial paper, money market instruments, and to the extent permitted by applicable law and the Funds’ investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of a Fund’s assets in these investments. To the extent a Fund invests in money market funds or other investment companies, shareholders of that Fund would indirectly pay both that Fund’s expenses and the expenses relating to those other investment companies with respect to the Fund’s assets invested in such investment companies. To the extent a Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, each of the Funds will also hold money market instruments or similar type investments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for funds to pay for operating expenses.

Additional Information about the Funds’ Principal Risks

An investment in the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that either of the Funds will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of each Fund to achieve its investment objective. Generally, each of the Funds (unless otherwise noted) will be subject to the following additional principal risks:

•
Market Risk: Market risk refers to the risk that the value of securities in a Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. A Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in a Fund’s investment portfolio, national and international economic conditions, general equity market conditions, and other factors and conditions beyond the Advisor’s control. In a declining stock market, stock prices for all companies (including those in a Fund’s portfolio) may decline, regardless of their long-term prospects. Increases or decreases in value of stocks are generally greater than for bonds and other investments.

•
Equity Securities: Since the Funds invest in equity securities, they are subject to the risk that stock prices will fall over short of extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

•
Convertible Securities: Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

•
Small-Cap and Mid-Cap Securities (with respect to All-Cap Value Fund and V2000 SmallCap Value Fund): Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because these companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that these companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, these companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies. These companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. These companies may be more vulnerable than larger companies to adverse business or economic developments; the risk exists that the companies will not succeed; and the prices of the companies’ shares could dramatically decline in value. Therefore, an investment in a Fund may involve a substantially greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies. This risk may be particularly greater for the V2000 SmallCap Value Fund than the All-Cap Value Fund.

•
MicroCap Securities: (with respect to MicroCap Value Fund): Investing in the securities of micro-cap companies generally involves substantially greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because these companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that these companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, these companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies. These companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. These companies may be more vulnerable than larger companies to adverse business or economic developments; the risk exists that the companies will not succeed; and the prices of the companies’ shares could dramatically decline in value. Therefore, an investment in the Fund may involve a substantially greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

•
Large-Cap Securities (with respect to All-Cap Value Fund): Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

•
Management Style Risk: Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Funds invest primarily in value stocks (stocks that the Advisor believes are undervalued), the Funds’ performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

•
Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, a Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which a Fund may invest more heavily will vary.

•
Issuer Risk: The value of any of a Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

•
ETF Risks: An investment in an ETF generally presents the same primary risks as an investment in a conventional registered fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. In addition, all ETFs will have costs and expenses that will be passed on to a Fund and these costs and expenses will in turn increase a Fund’s expenses. ETFs are also subject to the following risks that often do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value; as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact a Fund’s net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (3) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (4) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices) used by the exchange may temporarily halt trading in the ETF’s stock. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. Finally, there may be legal limitations and other conditions imposed by Securities and Exchange Commission (“SEC”) rules on the amount of ETF shares that a Fund may acquire.

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Portfolio Turnover Risk: A Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve brokerage commissions and other transaction costs, there could be additional expenses for a Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect a Fund’s performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. Although each Fund is subject to portfolio turnover risk, this risk may be particularly higher for the V2000 SmallCap Value Fund. See the “Financial Highlights” section of this Prospectus for each Fund’s portfolio turnover rates for prior periods.

See also “Risk Factors,” and “Investment Policies,” and “Investment Restrictions” discussed in the Statement of Additional Information that is incorporated herein by reference and made a part hereof.

General Information

The Funds’ Investment Advisor

The Funds’ investment advisor is Dalton, Greiner, Hartman, Maher & Co., LLC, a Delaware limited liability company, whose address is 565 Fifth Avenue, Suite 2101, New York, New York 10017. The Advisor serves in this capacity pursuant to an investment advisory agreement with the Trust with respect to each Fund. Subject to the authority of the Board of Trustees of the Trust (“Trustees”), the Advisor provides guidance and policy direction in connection with its daily management of each Fund’s assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and the provision of certain executive personnel to the Funds.

The Advisor was organized in 1982 as Dillon Read Capital, the money management subsidiary of Dillon, Read & Co., Inc., formerly an investment bank. The Advisor is currently 80% owned by Boston Private Financial Holdings, Inc., which is organized as a bank holding company focusing on wealth management through private banking and investment services. The remaining 20% interest in the Advisor is employee owned. As of May 31, 2016, the Advisor had approximately $1.7 billion in assets under management.

Historical Performance of Accounts Similar to the All-Cap Value Fund. The table in this section shows supplemental performance data for DGHM All-Cap Value Composite (“DGHM All-Cap Value Composite”), which is intended to assist prospective investors in making informed investment decisions. The table contained does not show performance data for the All-Cap Value Fund. The DGHM All-Cap Value Composite is composed of all accounts that are managed by the Advisor and that have investment objectives, strategies, and policies substantially similar to the All-Cap Value Fund. As of December 31, 2015 the Composite consisted of 21 advisory accounts. As of this date, the total assets of the Composite were approximately $380 million. The DGHM All-Cap Value Composite is presented net of fees and expenses and reflects the reinvestment of dividends and distributions.

The DGHM All-Cap Value Composite performance is not the All-Cap Value Fund’s performance, nor should it be considered a substitute for the All-Cap Value Fund’s performance. The DHGM All-Cap Value Composite performance is not intended to predict or suggest the return that will be experienced by the All-Cap Value Fund or the return one might achieve by investing in the All-Cap Value Fund. The All-Cap Value Fund’s performance may be different than the performance of the DGHM All-Cap Value Composite due to, among other things, differences in fees and expenses, investment limitations, diversification requirements, and tax restrictions. The overall expenses of the accounts comprising the DGHM All-Cap Value Composite are generally lower than those of the All-Cap

Value Fund and, accordingly, the performance of those accounts would be less if they had incurred the expenses of the All-Cap Value Fund. Also, the accounts that comprise the DGHM All-Cap Value Composite are not registered mutual funds and are not subject to certain investment limitations, diversification requirements, and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code, which, if applicable, could adversely affect the performance of the DGHM All-Cap Value Composite.

Average Annual Total Returns Periods Ended December 31, 2016	Past 1 Year	Past 3 Years	Past 5 Years	Past 10 Years
DGHM All-Cap Value Composite	22.06%	7.83%	13.63%	8.50%
Russell 3000® Value Index*	18.40%	8.55%	14.81%	5.76%

* The Russell 3000® Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

Historical Performance of Accounts Similar to the V2000 SmallCap Value Fund. The table in this section shows supplemental performance data for DGHM V2000 SmallCap Value Composite (“DGHM V2000 SmallCap Value Composite”), which is intended to assist prospective investors in making informed investment decisions. The table does not show performance data for the V2000 SmallCap Value Fund. The DGHM V2000 SmallCap Value Composite is composed of all accounts that are managed by the Advisor and that have investment objectives, strategies, and policies substantially similar to the V2000 SmallCap Value Fund. As of December 31, 2015 the Composite consisted of 18 advisory accounts. As of this date, the total assets of the Composite were approximately $815 million. The DGHM V2000 SmallCap Value Composite is presented net of fees and expenses and reflects the reinvestment of dividends and distributions.

The DGHM V2000 SmallCap Value Composite performance is not the V2000 SmallCap Value Fund’s performance, nor should it be considered a substitute for the V2000 SmallCap Value Fund’s performance. The DHGM Small Cap Value Composite performance is not intended to predict or suggest the return that will be experienced by the V2000 SmallCap Value Fund or the return one might achieve by investing in the V2000 SmallCap Value Fund. The V2000 SmallCap Value Fund’s performance may be different than the performance of the DGHM V2000 SmallCap Value Composite due to, among other things, differences in fees and expenses, investment limitations, diversification requirements, and tax restrictions. The overall expenses of the accounts comprising the DGHM V2000 SmallCap Value

Composite are generally lower than those of the V2000 SmallCap Value Fund and, accordingly, the performance of those accounts would have been less if they had incurred the expenses of the DGHM V2000 SmallCap Value Fund. Also, the accounts that comprise the DGHM V2000 SmallCap Value Composite are not registered mutual funds and are not subject to certain investment limitations, diversification requirements, and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code, which, if applicable, could adversely affect the performance of the DGHM V2000 SmallCap Value Composite.

Average Annual Total Returns Periods Ended December 31, 2016	Past 1 Year	Past 3 Years	Past 5 Years	Past 10 Years
DGHM V2000 SmallCap Value Composite	25.90%	8.78%	15.77%	9.77%
Russell 2000® Value Index*	31.74%	8.31%	15.07%	6.26%

* The Russell 2000® Value Index measures the small-capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000 Index. The Russell 2000® Value Index is capitalization–weighted and consists of those companies, or portion of a company, with lower price-to-book ratios and lower forecasted growth within the Russell 2000 Index. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. The Advisor may not consider sales of shares of a Fund as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Advisor may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other advisory accounts managed by the Advisor. In aggregating such securities, the Advisor will average the transaction as to price and will allocate available investments in a manner that the Advisor believes to be fair and reasonable to the Fund and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Trust being reported to the Trustees.

The Advisor’s Compensation. Under the investment advisory agreements for the Funds, the Advisor is entitled to receive monthly compensation based on each Fund’s average daily net assets at the annual rates of 0.65% for the All-Cap Value Fund, 0.80% for the V2000 SmallCap Value Fund and 1.00% for the MicroCap Value Fund. For the fiscal year ended February 29, 2016, the Advisor received its full compensation at the annual rate of 0.65% for the All-Cap Value Fund. For the fiscal year ended February 29, 2016, the Advisor received compensation at the annual rate of 0.08% for the V2000 SmallCap Value Fund. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement for each of the Funds is available in the Funds’ semi-annual report to shareholders for the period ending August 31, 2015 and will be available in the Funds’ semi-annual report to shareholders for the period ended August 31, 2016.

Expense Limitation Agreement. The Advisor has entered into an Expense Limitation Agreement with the Trust, with respect to each Fund, under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable) to not more than 1.10%, 0.98% and 1.19% of the average daily net assets of All-Cap Value Fund, the V2000 SmallCap Value Fund and the MicroCap Value Fund, respectively, through June 30, 2017. In determining a Fund’s total operating expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor. Additionally, fees reimbursed to a Fund relating to brokerage/services arrangements shall not be taken into account in determining a Fund’s total operating expenses so as to benefit the Advisor. Finally, the Expense Limitation Agreement excludes any “acquired fund fees and expenses.” In addition, the Advisor may be entitled to reimbursement of fees waived or remitted by the Advisor to the Funds. The total amount of reimbursement shall be the sum of all fees previously waived or reduced by the Advisor and all other payments remitted by the Advisor to a Fund during any of the previous three fiscal years, less any reimbursement previously paid by a Fund to the Advisor with respect to such waivers, reductions and payments. Amounts reimbursed may not cause a Fund to exceed its expense limit in place at the time of the reimbursement and at the time the waiver or reimbursement is recouped. It is expected that the Expense Limitation Agreement will continue from year-to-year with respect to each Fund provided such continuance is specifically approved by a majority of the Trustees who are not “interested persons” of the Trust or any other party to the Expense Limitation Agreement, as such term is defined in the 1940 Act. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent.

The Funds’ Portfolio Managers

The Advisor utilizes a management team approach with respect to each Fund and the management team is jointly and primarily responsible for the day-to-day management of each Fund. The management team is comprised of various professional investment personnel of the Advisor. The individuals on the management team that have the most significant responsibility for the day-to-day management of each of the Funds are Bruce H. Geller, Jeffrey C. Baker, Peter A. Gulli and Donald L. Porter.

Mr. Geller is the Advisor’s Chief Executive Officer and served as the Advisor’s Co-President since 2005 and was the Advisor’s Executive Vice President from 2000 to 2005. Mr. Baker has served as the Advisor’s Executive Vice President since 2005 and became the Advisor’s Chief Investment Officer in 2006. Mr. Baker was the Advisor’s Senior Vice President from 2002 to 2005 and Vice President from 2000 to 2002. Mr. Gulli joined the Advisor in 1999 and is a Senior Vice President. Prior to this position, he was a Vice President with the Advisor. Each of the aforementioned individuals serves as a sector analyst and is responsible for stock selection within their defined sectors and each carries the Certified Financial Analyst (CFA) designation. The management team members have served as portfolio managers for the All-Cap Value Fund since that Fund’s inception in 2007. The management team members have served as portfolio managers for the V2000 SmallCap Value Fund since that Fund’s inception in 2010. The management team members have served as portfolio managers for the MicroCap Value Fund since its inception in May of 2016.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other assets managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Board of Trustees

The Funds are series portfolios of the Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The All-Cap Value Fund and V2000 SmallCap Value Fund were reorganized on October 23, 2013 from a series of DGHM Investment Trust, a Delaware statutory trust, to series of the Trust. The Trustees supervise the operations of the Funds according to applicable state and federal law, and the Trustees are responsible for the overall management of the Funds’ business affairs.

Administrator and Transfer Agent

Commonwealth Fund Services, Inc. (“CFS”) serves as Administrator and Transfer Agent for the Trust. As administrator, CFS assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates the services of each vendor of the Funds, and provides the Funds with certain administrative and compliance services. In addition, CFS makes available the office space, equipment, personnel, and facilities required to provide these services to the Funds.

As Transfer Agent, CFS provides transfer agency and dividend-disbursing services to the Funds. As indicated later in this Prospectus under the caption “Investing in the Funds,” the Transfer Agent handles orders to purchase and redeem shares of the Funds and disburses dividends paid by the Funds.

Distributor

First Dominion Capital Corp. (the “Distributor”), the offices of which are located at 8730 Stony Point Pkwy, Suite 205, Richmond, VA 23235, is the principal underwriter and distributor of the Funds’ shares and serves as the Funds’ exclusive agent for the distribution of the Funds’ shares. The Distributor may sell the Funds’ shares to or through qualified securities dealers or other approved entities.

Each of the Funds has adopted Distribution Plans with respect to Investor Class and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to each of the Distribution Plans, the Funds compensate the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class Shares and 1.00% of the average daily net assets of each Fund’s Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. The 0.25% fee for the Investor Class Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class Shares are sold without the imposition of 12b-1 fees.

The Distribution Plans, while primarily intended to compensate for shareholder services expenses, were adopted pursuant to Rule 12b-1 under the 1940 Act, and therefore may be used to pay for certain expenditures related to financing distribution related activities of the Funds.

Other Expenses

In addition to the 12b-1 fees and the investment advisory fees, the Funds pay all expenses not assumed by the Advisor, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Shareholder Servicing. Certain financial intermediaries that maintain “street name” or omnibus accounts with the Funds provide sub-accounting, recordkeeping and/or administrative services to the Funds and are compensated for such services by the Funds. Each of the Funds (with respect to each of the share classes) may pay these service fees in addition to the fees paid under the 12b-1 Plans.

The Funds have adopted a shareholder servicing plan for their Institutional Class, Investor Class and Class C shares that provides for the payment of up to 0.25%. For more information, please refer to the SAI.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information. Complete holdings (as of the dates of such reports) are available in reports on Form N-Q and Form N-CSR filed with the SEC.

Investing in the Funds

Purchase Options

The All-Cap Value Fund and the V2000 SmallCap Value Fund offer Investor Class, Institutional Class and C Class shares through this Prospectus. MicroCap Value Fund offers Investor Class and Institutional Class shares through this Prospectus. Fund shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Funds. The share classes available to an investor may vary depending on how the investor wishes to purchase shares of the Funds. The following is a summary of each share class.

Investor Class Shares

•	No front-end sales charge or contingent deferred sales charge.
•	Distribution and service plan (Rule 12b-1) fees of 0.25%.
•	$2,500 minimum investment ($2,500 for IRAs).
•	$500 minimum additional investments ($100 for those participating in an automatic investment plan).
•	No maximum purchase per transaction.
•	No conversion feature.

Institutional Class Shares

•	No front-end sales charge or contingent deferred sales charge.
•	No distribution and service plan (Rule 12b-1) fees.
•	$100,000 minimum investment.
•	$500 minimum additional investments ($100 for those participating in an automatic investment plan).
•	No maximum purchase per transaction.
•	No conversion feature.

Class C Shares (offered by All-Cap Value Fund and V2000 SmallCap Value Fund only)

•	No front-end sales charge.
•	A 1.00% contingent deferred sales charge on shares redeemed within one year of purchase.
•	Distribution and service plan (Rule 12b-1) fees of 1.00%.
•	$1,000 minimum investment ($1,000 for IRAs).
•	$500 minimum additional investments ($100 for those participating in an automatic investment plan).
•	No maximum purchase per transaction.
•	Automatic conversion to Investor Class Shares seven years after purchase.

When you purchase shares of a Fund, you must choose a share class. If none is chosen, your investment will be made in the Investor Class Shares. Further information is available free of charge by calling the Fund at 1-800-653-2839.

Investor Class Shares

Investor Class Shares are sold without the imposition of a front-end or contingent deferred sales load. The public offering price of Investor Class Shares of the Funds is the net asset value per share. Shares are redeemed at net asset value. Investor Class Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell Investor Class shares of a Fund. The minimum initial investment for Investor Class Shares is $2,500 ($2,500 for IRAs). The minimum additional investment is $500 ($100 for those participating in an automatic investment plan). A Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment. There is no maximum purchase per transaction.

Institutional Class Shares

Institutional Class Shares are sold without the imposition of a front-end or contingent deferred sales load. The public offering price of Institutional Class Shares of the Funds is the net asset value per share. Shares are redeemed at net asset value. Institutional Class Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell those shares of a Fund. The minimum initial investment for Institutional Class Shares is $100,000. A Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment. There is no maximum purchase per transaction.

Class C Shares

Class C Shares are sold at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell Class C Shares of a Fund. The minimum initial investment is $1,000 ($1,000 for IRAs). The minimum additional investment is $500 ($100 for those participating in an automatic investment plan). A Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment. There is no maximum purchase per transaction.

Contingent Deferred Sales Charges. If you redeem your Class C Shares within the first year of purchase you may be subject to a contingent deferred sales charge. For example, if you purchased shares on January 31 of one year and redeemed as of January 30 the next year you may be subject to the contingent deferred sales charge; however, if you redeemed on January 31 of that next year you would not be subject to that charge. The contingent deferred sales charge is imposed on the redemption proceeds according to the following schedule:

Year of Redemption After Purchase	Contingent Deferred Sales Charge

During 1st year	1.00%

After First Year and all Subsequent Years	None

The contingent deferred sales charge is calculated as a percentage of the net asset value of the Class C Shares at the time of purchase or redemption by first determining whichever value is lower and then multiplying that value by 1%. The contingent deferred sales charge will be paid to the Distributor for providing distribution-related services with respect to the sale of Class C Shares of a Fund. The Distributor, as paying agent for the Funds, may pay all or a portion of the contingent deferred sales charge to the broker-dealers, banks, insurance companies, and other financial intermediaries that make Class C Shares available in exchange for their services. The Distributor may also retain a portion of the contingent deferred sales charge.

To determine if the contingent deferred sales charge applies to a particular redemption, the Funds redeem shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; and then (ii) shares held for the longest period. Shares acquired through the reinvestment of dividends or distribution of capital gains will not be subject to a contingent deferred sales charge.

The contingent deferred sales charge imposed on Class C Shares redeemed within the first year of purchase may be waived in certain circumstances. See “Redeeming Shares - Contingent Deferred Sales Charge Waivers” below. If you hold Class C Shares for seven years, they will automatically convert to Investor Class Shares, which are also offered in this Prospectus. Investor Class Shares are subject to fees of 0.25% under the Distribution Plan. Purchases of Class C Shares made on any day during a calendar month will age, for the purpose of conversion, one year at the close of business on the last day of that month in the following calendar year, and each subsequent year.

Purchase and Redemption Price

Determining the Funds’ Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received, subject to the order being accepted by the Funds in good form. An order is considered to be in good form if it includes a complete application and payment in full of the purchase amount. A Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. A Fund does not calculate net asset value on business holidays when the NYSE is closed. The NYSE is open for business every day other than weekends and the following holidays: New Years Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. To the extent a Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the net asset value of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of each Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Funds normally use third party pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using a Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap or mid-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. Pursuant to policies adopted by the Trustees, the Advisor consults with the Administrator on a regular basis regarding the need for fair value pricing. The Advisor is responsible for notifying the Administrator when it believes that fair value pricing is required for a particular security. The Funds’ policies regarding fair value pricing are intended to result in a calculation of each Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Funds’ normal pricing procedures. The performance of the Funds may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Funds’ normal pricing procedures. The Funds may also be unable to receive the portfolio security’s fair value if the Funds should sell the security. The Trustees monitor and evaluate the Funds’ use of fair value pricing, and periodically review the results of any fair valuation under the Funds’ policies.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for a Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tender. A Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of a Fund’s shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement.

Exchange Privileges. To the extent that the Advisor manages other Funds in the Trust, you may exchange your shares of a Fund for shares of the same class of any other Fund managed by the Advisor which are offered for sale in the state in which you reside. Any such exchange will be made at net asset value. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the Fund in which you wish to invest.

If you wish to exchange shares of your Fund, please call 1-800-653-2839 for instructions to authorize any such exchange. You may be instructed to direct the Fund to exchange such shares in writing and will be asked to provide information such as your account number, number of shares to be exchanged, the name of the Fund to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of your existing shares.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privileges upon prior written notice to the shareholders.

Purchasing Shares

The Funds have authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Funds. In addition, orders will be deemed to have been received by a Fund when an authorized broker, or broker authorized designee, receives the order, subject to the order being accepted by the Fund in good form. The orders will be priced at the next calculation of a Fund’s net asset value after the authorized broker or broker authorized designee receives the orders. Investors may also be charged by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check from a U.S. financial institution and payable in U.S. dollars. Cash, money orders, and traveler’s checks will not be accepted by a Fund. If checks are returned due to insufficient funds or other reasons, the purchase will be canceled. The prospective investor will also be responsible for any losses or expenses incurred by a Fund, the Administrator, and the Transfer Agent. A Fund will charge a $35 fee and may redeem shares of a Fund already owned by the purchaser or another identically registered account to recover any such losses. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the applicable Fund to:

[Insert Fund Name and Class of Shares]
c/o Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

The application must contain your Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met and we have not been notified by the IRS that the particular U.S. investor is subject to back-up withholding.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call 1-800-653-2839 for wire instructions and to advise the Fund of the investment, dollar amount, and account identification number.

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call 1-800-653-2839 for wire instructions and to advise the Transfer Agent of the investment, dollar amount, and account identification number. Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the applicable Fund will automatically charge the shareholder’s checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Purchases In Kind. You may, if a Fund approves, purchase shares of that Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment restrictions, policies, and goals) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. To ascertain whether your securities will qualify to be accepted as a purchase in kind for a Fund, please call 1-800-653-2839. If accepted, the securities will be valued using the same criteria and methods for valuing securities to compute a Fund’s net asset value.

Stock Certificates. The Funds normally do not issue share certificates. Evidence of ownership of shares is provided through entry in the Funds’ share registry. Investors receive periodic account statements (and, where applicable, purchase confirmations) that show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Funds are required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Funds will ask for, among other things, the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor. The Funds may also ask to see the investor’s driver’s license or other identifying documents. An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Funds receive this required information. In addition, if after opening the investor’s account the Funds are unable to verify the investor’s identity after reasonable efforts, as determined by the Funds in their sole discretion, the Funds may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor. If a Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Fund’s next net asset value calculated after the investor’s account is closed. In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment. The Funds will not be responsible for any losses incurred due to the inability to verify the identity of any investor opening an account.

Redeeming Shares

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

[Insert Name of Fund and Class of Shares]
c/o Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Regular mail redemption requests should include the following:

1.
Your letter of instruction specifying the Fund, account number, and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2.	Any required signature guarantees (see under the “Signature Guarantees” heading); and
3.	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. The Funds may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may cause the redemption to be delayed beyond the 7 days) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above. There is no charge to shareholders for redemptions by telephone or wire.

The Funds may rely upon confirmation of redemption requests transmitted via facsimile (804-330-5809). The confirmation instructions must include the following:

1.	Name of Fund;
2.	Shareholder(s) name and account number;
3.	Number of shares or dollar amount to be redeemed;
4.	Instructions for transmittal of redemption proceeds to the shareholder; and
5.	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. (See the “Signature Guarantees” subsection below).

A Fund, at its discretion, may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions. If this cost is passed through to redeeming shareholders by a Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling 1-800-653-2839. Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with a Fund. Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by a Fund to be genuine. The Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Funds will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided the Funds follow reasonable procedures to insure instructions are genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of a Fund valued at $2,000 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount (not less than $100). Each month or quarter, as specified, a Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of a Fund or paid in cash. Call or write the Fund for an application form.

Minimum Account Size. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days’ prior written notice. If the shareholder brings his account net asset value up to at least $2,500 for Investor Class Shares and $1,000 for Class C Shares during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax. In the event that a shareholder’s account falls below the stated minimums below due to market fluctuation, the Fund will not redeem the account. You should note that should a voluntary redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled Dividends, Distributions and Taxes below.

The minimum initial investment in the Funds is $2,500 for the Investor Class Shares, $100,000 for the Institutional Class Shares and $1,000 for the C Class Shares, and $500 for subsequent investments, with the exception of continuous investment plans.

Redemptions In-Kind. The Funds do not intend, under normal circumstances, to redeem its shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing a Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

Signature Guarantees. To protect your account and the Funds from fraud, signature guarantees may be required to ensure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Contingent Deferred Sales Charge Waivers. The contingent deferred sales charge imposed on Class C Shares may be waived in the following circumstances:

•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased.
•	Tax-free returns of excess contributions to IRAs.
•
Redemption upon the death or permanent disability of the shareholder if made within one year of the death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•	Redemptions of Class C Shares pursuant to a systematic withdrawal plan.
•	Mandatory distributions from a tax-deferred retirement plan or IRA.

If you wish to request that a contingent deferred sales charge be waived for one of the reasons stated above, contact your broker-dealer, bank, insurance company, or other financial intermediary, or a Fund. Such waiver requests must be made at the time of redemption.

Reinstatement Privilege. If you sell Class C Shares of a Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a contingent deferred sales charge. Reinstated Class C Shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. This privilege can only be used once per calendar year. If you want to use the reinstatement privilege, contact your financial representative or broker-dealer.

Miscellaneous. Each Fund reserves the right to (i) refuse to accept any request to purchase shares of a Fund for any reason; (ii) suspend any redemption request involving recently purchased shares until the check for the recently purchased shares has cleared; and (iii) suspend its offering of shares at any time.

Purchasing or Redeeming through a Financial Intermediary

You may purchase or redeem shares of a Fund through an authorized financial intermediary (such as a financial planner or advisor). To purchase or redeem shares at the net asset value of any given day, your financial intermediary must receive your order before the close of regular trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation, and money to a Fund on time. Your financial intermediary may charge additional transaction fees for its services and/or set different minimum amounts. Financial intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their financial intermediary regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different. The price you pay for a share of a Fund is the net asset value next determined upon receipt of your purchase request by the Transfer Agent or financial intermediary. A Fund will be deemed to have received your purchase or redemption order when the financial intermediary receives the order. Such financial intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf.

Certain financial intermediaries may have agreements with the Funds that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to a Fund by the time the Fund prices its shares on the following business day.

The Funds are not responsible for ensuring that a financial intermediary carries out its obligations. You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of a Fund.

Frequent Purchases and Redemptions

Frequent purchases and redemptions (“Frequent Trading”) of shares of a Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of a Fund held by long-term shareholders, interference with the efficient management by the Advisor of the Funds’ portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for a Fund’s small-cap and mid-cap portfolio securities, as well as overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Funds could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Funds may face unfavorable impacts as small-cap and mid-cap securities may be more volatile than securities for larger, more established companies and it may be more difficult to sell a significant amount of shares to meet redemptions in a limited market. Current shareholders of the Funds may also face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Funds.

The MicroCap Value Fund will assess a 1.00% redemption fee of Investor Class and Institutional Class Shares of the Fund redeemed within 60 days of purchase as a percentage of amount redeemed. The Administrator may, in consultation with the Chief Compliance Officer of the Trust, waive the 1.00% redemption fee applicable to the MicroCap Value Fund. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders. The “first in-first out” (“FIFO”) method is used to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The fee does not apply to Fund shares acquired through the reinvestment of dividends and the Automatic Investment Plan or shares redeemed through the Systematic Withdrawal Program. The MicroCap Value Fund reserves the right to change the terms and amount of this fee upon at least a 60-day notice to shareholders.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Funds and possibly restricted from making additional investments in the Funds. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. The Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Funds under the same taxpayer identification number shall be precluded from investing in the Funds (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Funds before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

These policies and procedures will be applied uniformly to all shareholders and the Funds will not accommodate market timers.

The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Funds. Accordingly, the ability of the Funds to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Funds will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that may require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Funds identify that excessive short-term trading is taking place in a participant-directed employee benefit plan account, the Funds or their Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Funds to close the account of an entire plan due to the activity of a limited number of participants. However, the Funds will take such actions as deemed appropriate in light of all the facts and circumstances.

The Funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Funds are unable to detect and deter trading abuses, the Funds’ performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

Other Important Investment Information

Dividends, Distributions and Taxes

The following information is meant as a general summary of the federal income tax provisions regarding the taxation of the shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Funds.

Each Fund will distribute all or substantially all of its net investment income and net realized capital gains to its shareholders at least annually. Shareholders may elect to take in cash or reinvest in additional Fund shares any dividends from net investment income or capital gains distributions. Although a Fund is not taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Funds in cash or are reinvested in additional Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

Taxable distributions paid by the Funds to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Funds as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Funds shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax (presently at the rate of 28%) on all taxable distributions payable to shareholders who fail to provide a Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure distributions and sale of Fund shares are treated appropriately on their income tax returns.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Financial Highlights

The financial highlights tables on the following pages are intended to help you understand the financial performance of the All-Cap Value Fund’s Investor Class Shares (formerly, the Class A Shares) and Class C Shares for the past five years and the Institutional Class Shares since the commencement of operations of that class on July 19, 2010 and financial performance of the V2000 SmallCap Value Fund’s Investor Class Shares and Institutional Class Shares since the commencement of operations of those classes on June 30, 2010. Certain information reflects financial results for a single share of the Funds. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Because the MicroCap Value Fund has only recently commenced investment operations, no financial highlights are available for the MicroCap Value Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

The All-Cap Value and V2000 SmallCap Value Funds’ shareholders approved the reorganization of those Funds into series of the World Funds Trust on October 16, 2013. The reorganization subsequently took place on October 23, 2013. The financial highlights for the periods presented reflect those Funds both prior to and post-reorganization and for the periods prior to February 29, 2016 have been audited by BBD, LLP, independent registered public accounting firm. The financial highlights for the period February 29, 2016 have been audited by Cohen Fund Audit Services, Ltd., independent registered public accounting firm, whose unqualified report thereon, along with the Funds’ financial statements, are included in the Funds’ Annual Report to Shareholders (the “Annual Report”) and is incorporated by reference into the SAI. Copies of the Annual Report and the SAI may be obtained at no charge by calling 1-800-653-2839.

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Investor Class Shares

	Year ended				Year ended
	February 29,	Year ended February 28,			February 29,

	2016	2015	2014	2013	2012

Net asset value, beginning of year	$12.42	$13.64	$11.79	$11.13	$11.60

Investment activities
Net investment income (loss) (A)	0.05	0.03	0.02	0.09	0.08
Net realized and unrealized gain
(loss) on investments	(1.75)	1.20	3.21	0.84	(0.39)

Total from investment activities	(1.70)	1.23	3.23	0.93	(0.31)

Distributions
Net investment income	-	(0.16)	-	(0.16)	(0.06)
Net realized gain	(3.59)	(2.29)	(1.38)	(0.11)	(0.10)

Total distributions	(3.59)	(2.45)	(1.38)	(0.27)	(0.16)

Net asset value, end of year	$7.13	$12.42	$13.64	$11.79	$11.13

Total Return	(15.65% )	9.64%	27.91%	8.59%	(2.56% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses	1.71%	1.50%	1.60%	1.45%	1.30%
Net investment income (loss)	0.46%	0.21%	0.17%	0.86%	0.74%
Portfolio turnover rate	49.92%	37.91%	40.36%	60.57%	49.53%
Net assets, end of year (000’s)	$10,298	$23,787	$31,893	$30,165	$75,004
(A) Per share amounts calculated using the average number of shares outstanding.

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Class C Shares

	Year ended				Year ended
	February 29,	Year ended February 28,			February 29,

	2016	2015	2014	2013	2012

Net asset value, beginning of year	$11.82	$13.11	$11.47	$10.87	$11.36

Investment activities
Net investment income (loss)(B)	(0.02)	(0.07)	(0.07)	0.01	-	(A)
Net realized and unrealized gain
(loss) on investments	(1.65)	1.16	3.09	0.83	(0.39)

Total from investment activities	(1.67)	1.09	3.02	0.84	(0.39)

Distributions
Net investment income	-	(0.09)	-	(0.13)	-
Net realized gain	(3.59)	(2.29)	(1.38)	(0.11)	(0.10)

Total distributions	(3.59)	(2.38)	(1.38)	(0.24)	(0.10)

Net asset value, end of year	$6.56	$11.82	$13.11	$11.47	$10.87

Total Return	(16.24% )	8.91%	26.83%	7.88%	(3.37%	)
Ratios/Supplemental Data
Ratio to average net assets
Expenses	2.38%	2.21%	2.34%	2.20%	2.08%
Net investment income (loss)	(0.21% )	(0.50% )	(0.57% )	0.12%	(0.04%	)
Portfolio turnover rate	49.92%	37.91%	40.36%	60.57%	49.53%
Net assets, end of year (000’s)	$2,740	$5,859	$5,606	$5,111	$4,832
(A)	Less than $0.01 per share
(B)	Per share amounts calculated using the average number of shares outstanding.

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Institutional Class Shares

	Year ended				Year ended
	February 29,	Year ended February 28,			February 29,

	2016	2015	2014	2013	2012

Net asset value, beginning of year	$12.40	$13.62	$11.75	$11.13	$11.59

Investment activities
Net investment income (loss)(A)	0.10	0.07	0.07	0.13	0.11
Net realized and unrealized gain
(loss) on investments	(1.76)	1.20	3.18	0.85	(0.38)

Total from investment activities	(1.66)	1.27	3.25	0.98	(0.27)

Distributions
Net investment income	-	(0.20)	-	(0.25)	(0.09)
Net realized gain	(3.59)	(2.29)	(1.38)	(0.11)	(0.10)

Total distributions	(3.59)	(2.49)	(1.38)	(0.36)	(0.19)

Net asset value, end of year	$7.15	$12.40	$13.62	$11.75	$11.13

Total Return	(15.31% )	10.00%	28.18%	9.03%	(2.21% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses	1.30%	1.19%	1.27%	1.12%	1.01%
Net investment income (loss)	0.87%	0.51%	0.50%	1.20%	1.03%
Portfolio turnover rate	49.92%	37.91%	40.36%	60.57%	49.53%
Net assets, end of year (000’s)	$7,229	$24,271	$29,085	$26,509	$62,319
(A)	Per share amounts calculated using the average number of shares outstanding.

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Investor Class Shares

	Year ended					Year ended
	February 29,	Year ended February 28,				February 29,

	2016	2015		2014	2013	2012

Net asset value, beginning of year	$10.80	$10.38		$8.65	$7.75	$12.92

Investment activities
Net investment income (loss)(A)	0.03	-	(B)	0.03	0.12	(0.05)
Net realized and unrealized gain
(loss) on investments	(1.18)	0.43		2.13	0.94	(0.74)

Total from investment activities	(1.15)	0.43		2.16	1.06	(0.79)

Distributions
Net investment income	-	-		(0.32)	(0.04)	(0.48)
Net realized gains	-	(0.01)		(0.11)	(0.12)	(3.90)

Total distributions	-	(0.01)		(0.43)	(0.16)	(4.38)

Net asset value, end of year	$9.65	$10.80		$10.38	$8.65	$7.75

Total Return	(10.65% )	4.14%		25.12%	13.77%	(3.43% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.18%	2.28%		7.59%	21.40%	29.98%
Expenses, net of legal and compliance fees
waivers before management fee waivers	2.18%	2.28%		6.77%	16.87%	29.98%
Expenses, net of all waivers	1.40%	1.40%		1.53%	1.90%	1.90%
Net investment income (loss)	0.32%	0.03%		0.26%	1.45%	(0.40% )
Portfolio turnover rate	38.37%	54.06%		41.45%	118.00%	58.38%
Net assets, end of year (000’s)	$225	$357		$318	$238	$75
(A)	Per share amounts calculated using the average number of shares outstanding.
(B)	Less than $0.01 per share.

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Institutional Class Shares

	Year ended				Year ended
	February 29,	Year ended February 28,			February 29,

	2016	2015	2014	2013	2012

Net asset value, beginning of year	$11.48	$11.02	$8.88	$8.01	$13.01

Investment activities
Net investment income (loss)(A)	0.08	0.05	0.08	0.14	(0.02)
Net realized and unrealized gain
(loss) on investments	(1.27)	0.47	2.17	0.98	(0.75)

Total from investment activities	(1.19)	0.52	2.25	1.12	(0.77)

Distributions
Net investment income	(0.05)	(0.05)	-	(0.13)	(0.33)
Net realized gains	-	(0.01)	(0.11)	(0.12)	(3.90)

Total distributions	(0.05)	(0.06)	(0.11)	(0.25)	(4.23)

Net asset value, end of year	$10.24	$11.48	$11.02	$8.88	$8.01

Total Return	(10.38% )	4.75%	25.33%	14.08%	(3.34% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.70%	1.68%	4.62%	19.45%	29.82%
Expenses, net of legal and compliance fees
waivers before management fee waivers	1.70%	1.68%	3.80%	14.92%	29.82%
Expenses, net of all waivers	0.98%	0.98%	1.01%	1.65%	1.65%
Net investment income (loss)	0.74%	0.45%	0.78%	1.70%	(0.15% )
Portfolio turnover rate	38.37%	54.06%	41.45%	118.00%	58.38%
Net assets, end of year (000’s)	$21,687	$13,549	$7,265	$191	$351
(A)	Per share amounts calculated using the average number of shares outstanding.

How to Get More Information

Additional information about each Fund’s investments is available in the:

•
Statement of Additional Information (“SAI”) which contains more detail about some of the matters discussed in the prospectus. The SAI is incorporated by reference (and therefore legally a part of this prospectus) into the prospectus.

•
Annual and Semi-Annual Reports to shareholders which describe each Fund’s performance and list their portfolio securities. The Annual Reports also include a letter from Fund management describing each Fund’s investment strategies that significantly affected the Funds’ performance during the last fiscal year as well as a discussion of the market conditions and trends and their implications on the Funds.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Funds as follows:

By telephone:	1-800-653-2839

By mail:	[Name of Fund]
c/o Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

By e-mail:	mail@ccofva.com

On the Internet:	http://www.dghmfunds.com

You may also view and obtain copies of the SAI, and/or other Fund reports and other information directly from the SEC by:

•	visiting the SEC’s Public Reference Room in Washington, D.C. (Call 1-202-551-8090 for information about the Public Reference Room.)

•	sending a written request, plus a duplicating fee, to the SEC’s Public Reference Section, Washington, D.C. 20549-1520, or by E-mail request to: publicinfo@sec.gov

•	visiting the EDGAR Database on the SEC’s Internet website - http://www.sec.gov

Investment Company Act file number 811-22172